Net loss per share - Potentially Dilutive Securities (Q1) (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	41,969,132	17,292,166	42,632,045	17,422,681	14,147,720
Warrants | Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	14,420,065	0	14,420,065	0	0
Warrants | Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	11,633,061	0	11,633,060	0	0
Warrants | Other Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	0	617,972
Preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	2,889,282	2,889,282	2,889,282	2,889,282	2,889,282
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	13,026,724	13,784,912	13,689,638	14,533,399	11,258,438